Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Due to related party	$ 511,433	$ 459,999
Management fees	3,362	41,318
Revenues earned from related party entity	$ 213,461	$ 194,390